Note 15 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands	3 Months Ended																							12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Finance income received - Bank																								$ 26	$ 39		$ 17
Finance cost - Leases (note 19)																								10	22		31
Zimbabwe Electricity Supply Authority interest																								0	68		0
Finance cost – Overdrafts																								1,811	1,657		192
Finance cost – Loans and borrowings (note 30)																								293	0		0
Total finance cost	$ 831	$ 797	$ 732	$ 662	$ 529	$ 1,061	$ 772	$ 347	$ 16	$ 177	$ 117	$ 10	$ 17	$ 227	$ 121	$ (23)	$ 91	$ 147	$ 152	$ 228	$ 46	$ 16	$ 54	3,157	3,024	[1]	657	[1]	$ 375	[1]	$ 367	[1]	$ 344	[1]
Finance cost	$ 831	$ 797	$ 732	$ 662	$ 529	$ 1,061	$ 772	$ 347	$ 16	$ 177	$ 117	$ 10	$ 17	$ 227	$ 121	$ (23)	$ 91	$ 147	$ 152	$ 228	$ 46	$ 16	$ 54	3,157	3,024	[1]	657	[1]	375	[1]	367	[1]	344	[1]
Non cash - Trade payables																								3,073	1,606		2,879		$ 2,039		$ (101)		$ (878)
Interest paid, classified as operating activities																								(2,864)	(2,462)		(192)
Noncash members excluded from finance cost [member]
Statement Line Items [Line Items]
Non cash - loan note interest (note 31)																								(86)	(363)		(302)
Non cash - Unwinding of rehabilitation provision (note 29)																								(197)	(109)		(132)
Non cash - Trade payables																								0	(68)		0
Non cash - Finance cost on leases (note 19)																								(10)	(22)		(31)
Blanket Mine [member]
Statement Line Items [Line Items]
Unwinding of rehabilitation provision - Blanket (note 29)																								197	109		132
Motapa loan notes payable [member]
Statement Line Items [Line Items]
Finance cost - notes payable																								0	619		302
Solar loan notes [member]
Statement Line Items [Line Items]
Finance cost - notes payable																								$ 846	$ 549		$ 0

[1]	Refer to note 41.